FLEXSHARES® TRUST
FlexShares® US Quality Low Volatility Index Fund
FlexShares® Developed Markets ex‑US Quality Low Volatility Index Fund
FlexShares® Emerging Markets Quality Low Volatility Index Fund
(each, a “Fund” and together, the “Funds”)
SUPPLEMENT DATED DECEMBER 20, 2024 TO THE PROSPECTUS DATED MARCH 1, 2024, AS SUPPLEMENTED
The Board of Trustees of FlexShares Trust has approved reductions in the contractual unitary management fee rate that the Funds pay to their investment adviser, Northern Trust Investments, Inc., under the Funds’ investment advisory agreement, effective December 20, 2024, along with corresponding changes to the Funds’ expense limitation agreements. Accordingly, the Prospectus is amended as follows:

1.
Effective December 20, 2024, the following information replaces the information included in the section entitled “FUND SUMMARIES – FlexShares® US Quality Low Volatility Index Fund – Fees and Expenses of the Fund” and “– Example” on page 2 of the Prospectus:

Fees And Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following other expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions and fees to financial intermediaries when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.08%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.09%
Expense Reimbursement(2)	-0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.08%

(1)	“Management Fees” have been restated to reflect current fees.
(2)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than 12b-1 Fees, Tax Expenses, Extraordinary Expenses, and Acquired Fund Fees and Expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.08%. This contractual limitation may not be terminated before March 1, 2025 without the approval of the Fund’s Board of Trustees. The Fund’s Board of Trustees may terminate the contractual agreement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$8
3 Years	$28
5 Years	$50
10 Years	$114

2.
Effective December 20, 2024, the following information replaces the information included in the section entitled “FUND SUMMARIES – FlexShares® Developed Markets ex‑US Quality Low Volatility Index Fund – Fees and Expenses of the Fund” and “– Example” on page 8 of the Prospectus:

Fees And Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following other expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions and fees to financial intermediaries when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.12%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.13%
Expense Reimbursement(2)	-0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.12%

(1)	“Management Fees” have been restated to reflect current fees.
(2)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than 12b-1 Fees, Tax Expenses, Extraordinary Expenses, and Acquired Fund Fees and Expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.12%. This contractual limitation may not be terminated before March 1, 2025 without the approval of the Fund’s Board of Trustees. The Fund’s Board of Trustees may terminate the contractual agreement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$12
3 Years	$41
5 Years	$72
10 Years	$165

3.
Effective December 20, 2024, the following information replaces the information included in the section entitled “FUND SUMMARIES – FlexShares® Emerging Markets Quality Low Volatility Index Fund – Fees and Expenses of the Fund” and “– Example” on page 14 of the Prospectus:

Fees And Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following other expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions and fees to financial intermediaries when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.18%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.19%
Expense Reimbursement(2)	-0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.18%

(1)	“Management Fees” have been restated to reflect current fees.
(2)
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than 12b-1 Fees, Tax Expenses, Extraordinary Expenses, and Acquired Fund Fees and Expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.18%. This contractual limitation may not be terminated before March 1, 2025 without the approval of the Fund’s Board of Trustees. The Fund’s Board of Trustees may terminate the contractual agreement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$18
3 Years	$60
5 Years	$106
10 Years	$242

4.
Effective December 20, 2024, the following information replaces the information for FlexShares® US Quality Low Volatility Index Fund, FlexShares® Developed Markets ex‑US Quality Low Volatility Index Fund and FlexShares® Emerging Markets Quality Low Volatility Index Fund included in the table in the section entitled “Description of Fund Management – Investment Adviser” beginning on page 232 of the Prospectus:

Fund	Unitary Management Fee (as a percentage of the Fund’s average daily net assets)

FlexShares® US Quality Low Volatility Index Fund	0.08%

FlexShares® Developed Markets ex‑US Quality Low Volatility Index Fund	0.12%

FlexShares® Emerging Markets Quality Low Volatility Index Fund	0.18%
Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® US Quality Low Volatility Index Fund

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

FlexShares® Emerging Markets Quality Low Volatility Index Fund

(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED DECEMBER 20, 2024 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2024, AS SUPPLEMENTED

The Board of Trustees of FlexShares Trust has approved reductions in the contractual unitary management fee rate that the Funds pay to their investment adviser, Northern Trust Investments, Inc., under the Funds’ investment advisory agreement, effective December 20, 2024, along with corresponding changes to the Funds’ expense limitation agreements. Accordingly, the SAI is amended as follows:

Effective December 20, 2024, the following information replaces the information for the Funds included in the table in the section entitled “INVESTMENT ADVISER – Investment Advisory and Ancillary Services Agreement” beginning on page 69 of the SAI:

NAME OF FUND	INVESTMENT ADVISORY FEE
FlexShares® US Quality Low Volatility Index Fund	0.08%(1)
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	0.12%(2)
FlexShares® Emerging Markets Quality Low Volatility Index Fund	0.18%(3)

(1)  Prior to December 20, 2024, the investment advisory fee for the FlexShares® US Quality Low Volatility Index Fund was 0.17%. Prior to January 1, 2024, the investment advisory fee for the FlexShares® US Quality Low Volatility Index Fund was 0.22%.

(2)  Prior to December 20, 2024, the investment advisory fee for the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund was 0.32%.

(3)  Prior to December 20, 2024, the investment advisory fee for the FlexShares® Emerging Markets Quality Low Volatility Index Fund was 0.40%.

Please retain this Supplement with your SAI for future reference.